Expense Example {- Fidelity New Markets Income Fund} - 12.31 Fidelity New Markets Income Fund PRO-11 - Fidelity New Markets Income Fund - Fidelity New Markets Income Fund	Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 82
3 years	255
5 years	444
10 years	$ 990